Employee Benefit Plans (Details) - Schedule of consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Consolidated Balance Sheet Abstract
Accrued benefit liability	$ 2,617